Client Name:
Client Project Name:	BRAVO 2025-NQM3
Start - End Dates:	9/13/2024 - 12/23/2024
Deal Loan Count:	146

Conditions Report 2.0

Loans in Report:	146
Loans with Conditions:	53

3 - Total Active Conditions
3 - Non-Material Conditions
3 - Credit Review Scope
1 - Category: Assets
1 - Category: LTV/CLTV
1 - Category: Terms/Guidelines
45 - Total Satisfied Conditions

27 - Credit Review Scope
3 - Category: Application
5 - Category: Assets
1 - Category: DTI
4 - Category: Income/Employment
6 - Category: Insurance
6 - Category: Legal Documents
1 - Category: Terms/Guidelines
1 - Category: Title
14 - Property Valuations Review Scope
2 - Category: Appraisal
12 - Category: FEMA
4 - Compliance Review Scope
1 - Category: Compliance Manual
1 - Category: Documentation
2 - Category: TILA/RESPA Integrated Disclosure
18 - Total Waived Conditions

12 - Credit Review Scope
3 - Category: Assets
3 - Category: Credit/Mtg History
2 - Category: Income/Employment
3 - Category: LTV/CLTV
1 - Category: Terms/Guidelines
5 - Property Valuations Review Scope
4 - Category: FEMA
1 - Category: Property
1 - Compliance Review Scope
1 - Category: State Prepayment Penalty

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